Liquidity and going concern (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Jun. 23, 2026	Sep. 29, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	May 25, 2026	May 24, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Operating income (loss)			$ (7,214)	$ (1,010)	$ (12,079)	$ (2,788)
Net cash used in operating activities from continuing operations			(4,563)	(5,622)	(7,901)	(14,227)
Cash and cash equivalents (including restricted cash)			23,946	$ 6,064	23,946	$ 6,064			$ 27,158
Debt			$ 972		$ 972
Minimum cash requirement							$ 3,000	$ 15
Maximum proceeds from issuance of prospectus equity		$ 100,000
Shelf prospectus, effective period		25 months
Pre-Funded Warrants
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	3,254,369
Common Warrants
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	4,854,369
Common Stock
Debt Instrument [Line Items]
Issuance of common shares (in shares)	1,600,000		1,600,000